United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Stock and Bond Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Federated Stock and Bond Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amounts or Shares			Value in U.S. Dollars
		STOCKS—36.9%
		COMMON STOCKS—36.9%
		Consumer Discretionary--5.1%
33,900		Advance Auto Parts, Inc.	$1,296,675
29,600		Best Buy Co., Inc.	853,072
42,200		Darden Restaurants, Inc.	1,145,308
36,100	[1]	Kohl's Corp.	1,268,554
47,550		McDonald's Corp.	2,484,487
54,600		Yum! Brands, Inc.	1,434,888
		TOTAL	8,482,984
		Consumer Staples--4.4%
26,100		Campbell Soup Co.	698,697
45,400		Kellogg Co.	1,766,968
27,600		Kimberly-Clark Corp.	1,300,236
47,010		Nestle SA	1,537,139
39,400		Wal-Mart Stores, Inc.	1,940,056
		TOTAL	7,243,096
		Energy--5.5%
20,900		Anadarko Petroleum Corp.	730,455
11,700		Apache Corp.	691,353
34,400		Chevron Corp.	2,088,424
29,400		ConocoPhillips	1,098,090
10,500		Devon Energy Corp.	458,535
23,700		Exxon Mobil Corp.	1,609,230
27	[1]	NRG Energy, Inc.	510
49,100	[1]	Petroleo Brasileiro SA, ADR	1,361,543
34,225		XTO Energy, Inc.	1,083,563
		TOTAL	9,121,703
		Financials—1.3%
5,700		Goldman Sachs Group, Inc.	519,156
35,600		J.P. Morgan Chase & Co.	813,460
44,800		Morgan Stanley	875,392
		TOTAL	2,208,008
		Health Care--7.2%
24,400		Abbott Laboratories	1,155,096
47,500		Baxter International, Inc.	2,418,225
19,300		Becton, Dickinson & Co.	1,194,477
46,100		Bristol-Myers Squibb Co.	848,701
23,900	[1]	Cephalon, Inc.	1,567,601
38,300	[1]	Gilead Sciences, Inc.	1,715,840
21,400		Lilly (Eli) & Co.	628,732
29,300		Shire PLC, ADR	1,038,978
34,900		Wyeth	1,424,618
		TOTAL	11,992,268
		Industrials--2.8%
41,400		General Electric Co.	352,314
21,200	[1]	Jacobs Engineering Group, Inc.	715,288
119,800	[1]	Jet Blue Airways Corp.	456,438
35,500		Norfolk Southern Corp.	1,126,060
46,400		Tyco International Ltd.	930,320
25,900		United Technologies Corp.	1,057,497
		TOTAL	4,637,917
		Information Technology--6.9%
3,418	[1]	Apple, Inc.	305,262
49,300	[1]	Broadcom Corp.	810,985
87,000	[1]	Cisco Systems, Inc.	1,267,590
29,400		Corning, Inc.	310,170
184,543	[1]	EMC Corp. Mass	1,937,701
33,548		Hewlett-Packard Co.	973,898
28,224		International Business Machines Corp.	2,597,455
30,700		KLA-Tencor Corp.	529,575
7,068	[1]	Network Appliance, Inc.	94,994
97,000		Nokia Oyj, ADR, Class A	907,920
45,100	[1]	Oracle Corp.	700,854
31,200		Qualcomm, Inc.	1,043,016
		TOTAL	11,479,420
		Materials--2.3%
40,900		Barrick Gold Corp.	1,235,180
24,800		Monsanto Co.	1,891,496
17,700		Newmont Mining Corp.	736,851
		TOTAL	3,863,527
		Telecommunication Services--0.5%
27,200		Verizon Communications	776,016
		Utilities—0.9%
12,700		Progress Energy, Inc.	449,834
37,100		Southern Co.	1,124,501
		TOTAL	1,574,335
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,549,255)	61,379,274
		ASSET-BACKED SECURITIES—1.3%
38,743	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	25,183
800,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	605,404
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.74%, 2/10/2051	147,972
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	472,627
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.149%, 4/15/2041	210,992
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	294,130
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	226,525
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, Series 2008-C1, 6.266%, 2/12/2051	34,535
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	191,365
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,465,698)	2,208,733
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.8%
550,000		CS First Boston Mortgage Securities Corp. 2005-C6 A2FX, 5.207%, 12/15/2040	500,114
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	460,655
250,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.746%, 2/12/2049	184,644
6,205	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	3,103
291,091		Wells Fargo Mortgage Backed Se 2003-18 Series 2003-18, Class A1, 5.50%, 12/25/2033	249,400
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,914,646)	1,397,916
		CORPORATE BONDS--7.3%
		Basic Industry - Chemicals--0.1%
40,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	41,020
100,000		Praxair, Inc., 4.625%, 03/30/2015	102,696
35,000		Rohm & Haas Co., 6.00%, 09/15/2017	29,713
		TOTAL	173,429
		Basic Industry - Metals & Mining--0.2%
80,000		Alcan, Inc., 5.00%, 06/01/2015	64,489
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	45,396
50,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	50,021
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	80,838
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	85,345
		TOTAL	326,089
		Basic Industry - Paper--0.1%
20,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	17,266
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	1,125
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	65,214
		TOTAL	83,605
		Capital Goods - Aerospace & Defense--0.0%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.20%, 08/15/2015	45,464
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	25,281
		TOTAL	70,745
		Capital Goods - Building Materials--0.0%
50,000		RPM International, Inc., 6.50%, 02/15/2018	43,101
		Capital Goods – Diversified Manufacturing--0.3%
20,000		Dover Corp., Note, 5.45%, 03/15/2018	20,095
70,000		Emerson Electric Co., 4.875%, 10/15/2019	68,508
250,000		General Electric Co., Note, 5.00%, 02/01/2013	243,307
140,000	[2,3]	Hutchison Whampoa Ltd., 6.50%, 02/13/2013	140,310
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 02/15/2067	14,377
50,000		Thomas & Betts Corp., Note, 7.250%, 06/01/2013	51,997
		TOTAL	538,594
		Capital Goods - Environmental--0.0%
25,000		Waste Management, Inc., 7.375%, 03/11/2019	25,039
		Capital Goods - Packaging--0.0%
40,000		Pactiv Corp., 6.40%, 1/15/2018	32,275
		Communications - Media & Cable--0.3%
75,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	80,418
100,000		Comcast Corp., 7.05%, 03/15/2033	92,076
100,000		Comcast Corp., Company Guarantee, 6.50%, 01/15/2017	96,755
110,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 01/15/2010	109,083
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	44,803
		TOTAL	423,135
		Communications - Media Noncable--0.1%
120,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	126,887
		Communications - Telecom Wireless—0.3%
130,000		AT&T Wireless Services, Inc., 8.75%, 03/01/2031	142,333
75,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 03/01/2011	80,291
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	85,680
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	20,322
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	87,415
		TOTAL	416,041
		Communications - Telecom Wirelines--0.1%
30,000		Embarq Corp., 6.738%, 06/01/2013	28,225
40,000		Telefonica SA, Company Guarantee, 7.045%, 06/20/2036	41,287
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	102,590
40,000		Verizon Communications, Inc., 6.100%, 04/15/2018	39,911
		TOTAL	212,013
		Consumer Cyclical – Automotive--0.1%
70,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	64,721
100,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 06/15/2010	96,302
		TOTAL	161,023
		Consumer Cyclical - Entertainment--0.1%
80,000		International Speedway Corp., 5.40%, 04/15/2014	73,866
20,000		International Speedway Corp., 4.20%, 04/15/2009	19,967
75,000		Time Warner, Inc., 5.50%, 11/15/2011	74,869
		TOTAL	168,702
		Consumer Cyclical - Lodging--0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/01/2016	24,265
		Consumer Cyclical - Retailers--0.2%
198,187	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	139,397
60,000		Costco Wholesale Corp., 5.30%, 03/15/2012	63,403
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	14,084
70,000		Target Corp., Note, 5.875%, 07/15/2016	70,333
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	41,668
		TOTAL	328,885
		Consumer Non-Cyclical Food/Beverage--0.2%
70,000		Bottling Group LLC, Note, 5.50%, 4/01/2016	72,508
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	29,493
60,000		General Mills, Inc., Note, 5.70%, 02/15/2017	60,968
125,000		Kraft Foods, Inc., Note, 5.25%, 10/01/2013	127,428
50,000		PepsiCo, Inc., 4.65%, 02/15/2013	52,709
		TOTAL	343,106
		Consumer Non-Cyclical Health Care--0.1%
60,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	61,338
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	72,397
		TOTAL	133,735
		Consumer Non-Cyclical Pharmaceuticals--0.1%
40,000		Abbott Laboratories, 5.15%, 11/30/2012	42,761
100,000		Genentech, Inc., Note, 4.75%, 07/15/2015	98,409
		TOTAL	141,170
		Consumer Non-Cyclical Products--0.0%
45,000		Philips Electronics NV, 5.75%, 03/11/2018	43,379
		Consumer Non-Cyclical Supermarkets--0.0%
25,000		Kroger Co., Bond, 6.90%, 04/15/2038	25,424
50,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 02/12/2013	50,676
		TOTAL	76,100
		Consumer Non-Cyclical Tobacco--0.0%
70,000		Altria Group, Inc., 9.25%, 08/06/2019	71,514
		Energy – Independent--0.2%
120,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 09/15/2016	107,064
120,000		Canadian Natural Resources Ltd., 4.90%, 12/01/2014	106,834
25,000		Pemex Project Funding Master, 5.75%, 12/15/2015	22,930
37,620	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 09/15/2009	37,492
20,000		XTO Energy, Inc., 6.75%, 08/01/2037	18,060
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 08/01/2017	24,075
		TOTAL	316,455
		Energy - Integrated--0.2%
60,000		Conoco, Inc., Sr. Note, 6.95%, 04/15/2029	60,727
100,000		ConocoPhillips Australia Funding Co., 5.50%, 04/15/2013	104,102
35,000		Petro-Canada, Deb., 7.00%, 11/15/2028	26,852
55,560	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	53,085
100,000	[2,3]	StatoilHydro ASA, 5.125%, 04/30/2014	102,049
		TOTAL	346,815
		Energy - Oil Field Services--0.1%
70,000		Enbridge, Inc., Sr. Note, 5.60%, 04/01/2017	61,169
50,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	50,692
25,000		Weatherford International Ltd., 6.00%, 03/15/2018	21,158
20,000		Weatherford International Ltd., 7.00%, 03/15/2038	14,692
		TOTAL	147,711
		Financial Institution - Banking—1.2%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	44,991
100,000		Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	91,457
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	23,750
120,000		Capital One Capital IV, 6.745%, 02/17/2037	54,522
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	70,051
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	150,000
100,000		HSBC Finance Capital Trust IX, Note, 5.91%, 11/30/2035	30,302
160,000		HSBC Finance Corp., 4.75%, 04/15/2010	158,138
200,000		HSBC Finance Corp., 5.00%, 06/30/2015	173,011
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009	60,034
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	66,766
250,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	222,998
100,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	98,208
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	13,434
70,000		Popular North America, Inc., 5.650%, 04/15/2009	69,787
477,778	[2,3]	Regional Diversified Funding, 9.25%, 03/15/2030	196,496
100,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 09/01/2010	94,414
100,000		U.S. Bank, N.A., 6.30%, 02/04/2014	104,870
100,000		Wachovia Bank N.A., Sub. Note, 4.875%, 02/01/2015	87,780
140,000		Wachovia Corp., 5.750%, 02/01/2018	130,061
100,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	68,472
		TOTAL	2,009,542
		Financial Institution - Brokerage--0.7%
220,000		Blackrock, Inc., 6.25%, 09/15/2017	212,734
40,000		Eaton Vance Corp., 6.50%, 10/02/2017	34,423
100,000	[2,3]	FMR Corp., 4.750%, 03/01/2013	92,674
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	40,938
100,000		Goldman Sachs Group, Inc., 6.60%, 01/15/2012	99,026
150,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	137,160
190,000		Invesco Ltd., Note, 4.50%, 12/15/2009	180,811
25,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 06/15/2012	16,900
30,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	15,778
60,000		Lehman Brothers Holdings, Note, 4.80%, 3/13/2014	8,100
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 08/15/2012	27,136
100,000		Morgan Stanley Group, Inc., 5.30%, 03/01/2013	93,201
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	93,406
30,000		Nuveen Investments, 5.50%, 09/15/2015	4,350
30,000		Nuveen Investments, 5.00%, 9/15/2010	18,150
		TOTAL	1,074,787
		Financial Institution - Finance Noncaptive--0.2%
100,000		American International Group, Inc., Sr. Note, 4.70%, 10/01/2010	76,000
80,000		Capmark Financial Group,, Company Guarantee, Series WI, 6.80%, 5/10/2017	16,112
50,000		General Electric Capital Corp., 5.625%, 05/01/2018	43,645
30,000		General Electric Capital Corp., Note, Series MTN, 6.75%, 03/15/2032	24,898
75,000		General Electric Capital, Note, 6.125%, 2/22/2011	77,637
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	30,794
80,000		International Lease Finance Corp., 4.875%, 09/01/2010	57,700
		TOTAL	326,786
		Financial Institution - Insurance - Health--0.1%
50,000		CIGNA Corp., 6.35%, 03/15/2018	43,459
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 02/15/2018	48,329
		TOTAL	91,788
		Financial Institution - Insurance - Life—0.7%
100,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	67,603
300,000	[2,3]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	269,469
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	28,251
750,000	[2,3]	Union Central Life Ins Co, Note, 8.20%, 11/1/2026	745,830
		TOTAL	1,111,153
		Financial Institution - Insurance - P&C--0.2%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 02/15/2017	71,977
80,000		CNA Financial Corp., 6.50%, 08/15/2016	58,518
15,000		Chubb Corp., Sr. Note, 5.75%, 05/15/2018	14,602
50,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 04/15/2016	40,027
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 03/15/2014	80,393
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/01/2015	9,632
		TOTAL	275,149
		Financial Institution - REITs--0.1%
40,000		Equity One, Inc., Bond, 6.00%, 09/15/2017	26,436
40,000		Liberty Property LP, 6.625%, 10/01/2017	29,029
120,000		Prologis, Sr. Note, 5.50%, 04/01/2012	78,015
60,000		Simon Property Group, Inc, Note, 7.75%, 1/20/2011	57,523
50,000		Simon Property Group, Inc., 6.35%, 08/28/2012	44,715
		TOTAL	235,718
		Foreign-Local-Government--0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	57,857
		Municipal Services--0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	92,847
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	67,201
		TOTAL	160,048
		Sovereign--0.1%
100,000		Corp Andina De Fomento, Bond, 7.375%, 01/18/2011	99,656
		Technology--0.2%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 02/22/2016	20,643
40,000		Dell Computer Corp., Deb., 7.10%, 04/15/2028	36,761
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 03/15/2011	60,753
80,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	73,428
50,000		Harris Corp., 5.95%, 12/01/2017	43,832
50,000		Hewlett-Packard Co., Note, 5.40%, 03/01/2017	49,883
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 01/15/2011	104,970
		TOTAL	390,270
		Transportation - Airlines--0.1%
100,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	77,006
		Transportation - Railroads--0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	95,328
50,000		Norfolk Southern Corp., Note, 6.75%, 02/15/2011	52,443
50,000		Union Pacific Corp., 4.875%, 01/15/2015	47,032
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	41,041
		TOTAL	235,844
		Transportation - Services--0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	49,293
		Utility - Electric--0.5%
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	38,370
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 03/15/2018	48,036
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 09/15/2016	40,380
100,000		Duke Capital Corp., Sr. Note, 6.25%, 02/15/2013	97,204
60,000	[2,3]	Electricite De France, 5.50%, 01/26/2014	63,346
100,000		Exelon Generation Co. LLC, 6.95%, 06/15/2011	102,200
96,037	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	88,269
120,000		MidAmerican Energy Co., 4.65%, 10/01/2014	120,133
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 03/01/2018	30,358
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	41,429
100,000		Union Electric Co., 6.00%, 04/01/2018	93,827
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	82,394
		TOTAL	845,946
		Utility - Natural Gas Distributor--0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	113,371
		Utility - Natural Gas Pipelines--0.1%
60,000		Kinder Morgan Energy Partners LP, 6.75%, 03/15/2011	61,314
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 03/15/2035	82,008
		TOTAL	143,322
		TOTAL CORPORATE BONDS (IDENTIFIED COST $14,147,148)	12,071,349
		CORPORATE NOTE—0.1%
125,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010 (IDENTIFIED COST $124,985)	123,678
		GOVERNMENT AGENCY--1.7%
2,550,000		Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012 (IDENTIFIED COST $2,551,271)	2,767,174
		GOVERNMENTS/AGENCIES--0.1%
		Sovereign--0.1%
75,000		United Mexican States, 6.625%, 03/03/2015	79,125
30,000		United Mexican States, Series MTNA, 6.75%, 09/27/2034	27,900
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,925)	107,025
		MORTGAGE-BACKED SECURITIES--0.7%
10,587		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	11,293
8,343		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	8,846
22,467		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	23,720
19,934		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	21,046
6,909		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	7,294
31,050		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	32,385
85,307		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	88,320
10,677		Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	10,885
1,788		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	1,876
22,319		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	23,296
25,225		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	26,616
17,071		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	18,025
37,276		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	38,607
93,216		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	95,857
90,249		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	92,806
40,760		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	42,385
82,808		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	85,077
96,065		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	99,427
3,855		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	4,338
2,077		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	2,216
16,557		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	17,668
853		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	891
38,259		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	40,977
4,540		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	4,732
1,556		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	1,665
338		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	361
85,435		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	88,921
34,059		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	35,460
77,716		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	80,015
102,070		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	104,259
1,543		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,630
6,602		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	6,986
16,913		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	17,661
498		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	527
1,005		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	1,059
11,006		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,716
14,337		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	15,108
2,631		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,795
18,390		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	19,461
16,381		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	17,437
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,172,258)	1,203,644
		PREFERRED STOCK--0.7%
		Materials--0.7%
20,800		Freeport-McMoran Copper & Gold, Inc., 6.75%, 5/1/2010 (IDENTIFIED COST $841,464)	1,121,120
		U.S. TREASURY--3.6%
700,000	1	United States Treasury Bill, 5/7/2009	699,740
1,100,000	[1]	United States Treasury Bill, 7/2/2009	1,098,770
490,000	[1]	United States Treasury Bill, 7/9/2009	489,412
1,200,000		United States Treasury Bond, 4.500%, 5/15/2038	1,363,313
750,000		United States Treasury Note, 1.750%, 1/31/2014	742,383
400,000		United States Treasury Note, 2.750%, 10/31/2013	415,469
100,000	[4]	United States Treasury Note, 3.125%, 8/31/2013	105,551
1,000,000		United States Treasury Note, 4.875%, 7/31/2011	1,089,375
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,145,655)	6,004,013
		EXCHANGE-TRADED MUTUAL FUNDS—17.4%
115,407		iShares MSCI Japan	850,550
288,422		iShares MSCI Pacific ex-Japan Index Fund	6,149,157
291,056		iShares MSCI United Kingdom Index Fund	2,916,381
222,029		iShares Russell 2000 Index Fund	8,679,114
125,658		iShares S&P 500 Index Fund	9,326,337
65,459		iShares S&P North American Technology-Multimedia Networking Index Fund	994,977
		TOTAL EXCHANGE-TRADED MUTUAL FUNDS (IDENTIFIED COST $39,037,622)	28,916,516
		MUTUAL FUNDS—28.9%[5]
47,274		Emerging Markets Fixed Income Core Fund	816,139
2,619,267		Federated Mortgage Core Portfolio	26,009,321
706,489		High Yield Bond Portfolio	3,327,563
18,036,317	[6]	Prime Value Obligations Fund, Institutional Shares, 1.32%	18,036,317
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $48,631,430)	48,189,340
		TOTAL INVESTMENTS – 99.5% (IDENTIFIED COST $182,688,357)[7]	165,489,782
		OTHER ASSETS AND LIABILITIES – NET – 0.5%	750,560
		TOTAL NET ASSETS – 100%	$166,240,342

	At February 28, 2009, the Fund had the following outstanding futures contracts:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	1U.S. Treasury Notes 2-Year Short Futures	10	$2,166,094	June 2009	$3,251
	[1]German Euro Bond Long Futures	26	$3,242,200	March 2009	$55,372
	1S&P 500 Index Long Futures	72	$13,215,600	March 2009	$(2,160,624)
	1U.S. Treasury Bond 30-Year Long Futures	34	$4,193,688	June 2009	$(115,089)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,217,090)

	Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2009, these restricted securities amounted to $2,415,373, which represented 1.5% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2009, these liquid restricted securities amounted to $2,415,373, which represented 1.5% of total net assets.

4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated companies.
6	7-Day net yield.
7
At February 28, 2009, the cost of investments for federal tax purposes was $184,748,574. The net unrealized depreciation of investments for federal tax purposes, excluding any unrealized depreciation resulting from futures contracts, was $19,258,792. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,473,233 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,732,025.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 138,069,111	$ (2,217,090)
Level 2 – Other Significant Observable Inputs	27,420,671	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$ 165,489,782	$ (2,217,090)

*Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock and Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009